Stock-Based Compensation	3 Months Ended
Mar. 31, 2026
ShareBased Payment Arrangement [Abstract]
Stock-Based Compensation
(9)	Stock-Based Compensation
In connection with the IPO, the stockholders approved the 2026 Equity Incentive Plan (the “2026 Plan”), which became effective on February 12, 2026. The 2026 Plan is administered by the Corporation’s board of directors or a committee thereof and provides for customary limitations, including an annual compensation limit applicable to non-employee
directors.

The 2026 Plan provides for the issuance of up to 7,500,000 shares of Class A common stock for equity-based awards, including stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards, and includes an annual automatic increase in the share reserve equal to 3% of the total number of shares of Class A common stock outstanding as of the end of the immediately preceding fiscal year, beginning on January 1 following the IPO and continuing through the ninth anniversary of the effective date of the 2026 Plan, unless the Corporation’s board of directors determines a lesser increase for any such year. As of March 31, 2026, 4,161,554 shares of Class A common stock are available for future grant under the 2026 Plan.
Restricted Stock Awards (“RSA”)
In connection with the IPO on February 12, 2026
, the Company granted an aggregate of
261,000
shares of RSAs to certain of the Company’s executives and employees and non-employee
directors in conjunction with the 2026 Plan with an aggregate grant date fair value of $
6,525
. The RSA awards were granted to all employees with at least one year of service with a grant date value of $
5
based on the IPO price. The RSAs vest on the third anniversary of the completion of the IPO, subject to continued employment on such date. Additionally, vesting is subject to certain change in control and termination provisions as provided in the award agreements. No RSAs have been granted after the IPO. During the three months ended March 31, 2026,
3,600
restricted stock awards were forfeited.
As of March 31, 2026, all the RSAs are outstanding and remain unvested. The fair value of the RSAs of $25.00 per unit was based on the fair value of a share of Class A common stock at the time of the IPO. Total non-cash
compensation expense for RSAs was approximately $276 for the period from February 12, 2026, to March 31, 2026, and is included in “
Cost of revenue” and “
Selling, general and administrative expenses” in the condensed consolidated statement of operations for the three months ended March 31, 2026.
The unamortized
non-cash
compensation cost related to RSAs of approximately $6,159 as of March 31, 2026 expected to be recognized over a weighted-average period of approximately 2.9 years.
Stock Options
In connection with the IPO on February 12, 2026,
the

Company granted an aggregate of 3,077,446 stock options exercisable for shares of Class A common stock with an exercise price per share of $25.00 based on the fair value at the time of the IPO. These option grants were issued pursuant to the 2026 Equity Incentive Plan in connection with the conversion of legacy Class C profits interests of SOLV Energy Holdings LLC into LLC Units effected at the IPO, as described in the Company’s prospectus dated February 11, 2026. The options will vest in three equal annual installments over the three-year period following the IPO, subject to continued employment through the vesting date. Additionally, vesting is subject to certain change in control and termination provisions as provided in the award agreements. During the three months ended March 31, 2026, 4,908 stock options were forfeited.
As of March 31, 2026, all the stock options are outstanding and remain unvested. Total non-cash
compensation expense for the stock options was approximately $1,583 for the period from February 12, 2026, to March 31, 2026, and is included in “
Cost of revenue” and “
Selling, general and administrative expenses” in the condensed consolidated statement of operations.
The unamortized
non-cash
compensation cost related to stock options was approximately $35,288 as of March 31, 2026 expected to be recognized over a weighted-average period of approximately 2.9 years.

The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which greatly affect the fair value of each stock option. The weighted-average assumptions used to estimate the fair value of stock options granted during the three months ended March 31, 2026 were as follows:

Three Months Ending March 31, 2026
Fair value of stock option	12.0
Risk-free interest rate	3.78%
Expected life (years) (1)	6.5
Expected dividend yield	—
Volatility	42%

(i)
Expected life (years): The expected life was estimated using the simplified method due to a lack of historical exercise activity for the Company. The simplified method calculates the expected life as the mid-point
between the vesting date and the contractual expiration date of the award.

Restricted Unit Appreciation (“RUA”) Plan
At the completion of the IPO, all of the RUA awards have vested and will be settled in cash on December 23, 2026, based on the fair market value of the Class A common stock on such date. Based on the initial public offering price of $25.00 per share, the aggregate cash amount that is payable to settle the RUA awards is approximately $39,464 as of March 31, 2026, an increase of approximately $6,610 from $32,854 as of December 31, 2025. The change in fair value was recognized in
 “Cost of revenue” and
“Selling, general and administrative expenses” in the condensed consolidated statement of operations.
Restricted Class C Unit Conversion
The Reorganization Transactions entered into in connection with the IPO consequently ended the Restricted Class C unit and Additional Class C unit plans and caused all outstanding units to be converted into LLC Interests of SOLV Energy Holdings LLC with a uniform time-based vesting condition. Prior to the IPO, the Restricted Class C units were granted to employees and non-employees
with time, performance and multiple on invested capital (“MOIC”) vesting conditions. The time units vested in equal annual installments over a five-year period on the anniversary date of the vest date. The performance units vested based on the achievement of certain EBITDA performance targets. All performance units would become fully vested on the eighth anniversary of the grant date, whether or not the Company met some or all of the performance targets for any fiscal year. The MOIC units vested based upon a cash distribution threshold being achieved.
In connection with the IPO, vested Restricted Class C units and Additional Class C units were converted to vested LLC Interests. The unvested Restricted Class C that were time-vesting units and unvested Additional Class C units converted to unvested LLC Interests with the same time vesting schedule. The unvested Restricted Class C units that were performance and MOIC vesting units were converted to LLC Interests and are treated as if they were time-vesting units at the time of grant, with time vesting beginning on the original vesting start date of the time units, such that a portion of such LLC Interests are vested LLC Interests and a portion are unvested LLC Interests, subject to the remaining time vesting schedule that applies to the time-vesting units. For each such LLC Interest, there is a corresponding share of the Company’s Class B common stock. The shares of Class B common stock have voting rights, but no economic rights. As of March 31, 2026, there were 15,588,909 shares of our Class B common stock outstanding tied to the LLC Interests into which the Restricted Class C Units and Additional Class C units converted, which include 9,593,243 that are vested LLC Interests.

	Time-vested		Performance-vested		MOIC-vested		Additional C Units
	Number of Units	Weighted Average Exercise Price	Number of Units	Weighted Average Exercise Price	Number of Units	Weighted Average Exercise Price	Number of Units	Weighted Average Exercise Price
Outstanding, December 31, 2025	216,187	$200.16	123,953	105.96	82,969	$106.09	79,007	$261.48
Effect of Reorganization Transactions and IPO	(216,187)	200.16	(123,953)	105.96	(82,969)	106.09	(79,007)	261.48
Exchange of SOLV Energy Holdings LLC Equity Awards	15,602,637	25.00	—	—	—	—	—	—
Forfeited	(13,728)	25.00	—	—	—	—	—	—

Outstanding, March 31, 2026	15,588,909	25.00	—	—	—	—	—	—

Vested, March 31, 2026	9,593,243	$25.00	—	$—	—	$—	—	$—

The Company determined that the exchange of the Restricted Class C time and performance vesting units and the Additional Class C units for
LLC
Interests and Class B common stock is a Type I modification pursuant to ASC 718,
Compensation – Stock Compensation (“ASC 718”)
because the units prior to and after the exchange are expected to vest. The Company recorded $1,553 in non-cash
compensation expense associated with the Restricted Class C time vesting units, performance vesting units and the Additional Class C units, respectively, for the period ended March 31, 2026 in the condensed consolidated statement of operations. As of March 31, 2026, there was $11,597, $2,147 and $1,962 of unrecognized non-cash
compensation expense expected to be recognized through 2029, respectively, for these units.
The Company determined that the exchange of the Restricted Class C MOIC-vested units for LLC Interests and Class B common stock is a Type III modification pursuant to ASC 718 because the MOIC-vested units vesting condition was deemed improbable and is now considered probable. As a result of the exchange, the Company recognized a one-time
incremental
non-cash
compensation expense of approximately $52,270 for the applicable vested LLC Interests in the condensed consolidated statement of operations for the period ended March 31, 2026. The Company recorded $2,576 in non-cash
compensation expense associated with these MOIC-vested units for the for the period ended March 31, 2026. As of March 31, 2026, there was $15,225 of unrecognized non-cash
compensation expense expected to be recognized through 2029.